Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt2_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan Trust II
JPMorgan High Yield Fund
(All Share Classes)

Supplement dated September 16, 2014 to the
Prospectuses dated July 1, 2014

Effective November 1, 2014 (the "Effective Date"), the JPMorgan High Yield Fund's adviser, administrator and distributor (the "Service Providers") will contractually agree to waive additional fees and/or reimburse additional expenses on share classes of the Fund except Class A and Class B Shares pursuant to a new expense limitation agreement. On the Effective Date, the prospectuses will be revised to provide that the Service Providers will agree to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.55%, 0.80%, 1.30%, 0.75%, and 0.70% of the average daily net assets of Class C, Select Class, Class R2, Class R5 and Class R6 Shares, respectively. The new expense limitation agreement will become effective on the Effective Date and cannot be terminated prior to October 31, 2015 at which time the Service Providers will determine whether or not to renew or revise it. The table below shows the existing expense cap and the new expense cap that will take effect on the Effective Date.

Share Class	Current Expense Cap	New Expense Cap Effective November 1, 2014
Class C	1.60%	1.55%
Select Class	0.85%	0.80%
Class R2	1.35%	1.30%
Class R5	0.80%	0.75%
Class R6	0.75%	0.70%

The prospectuses for the Fund will be supplemented on or around Monday, November 3, 2014 to reflect the new expense limitation agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock
J.P. MORGAN INCOME FUNDS

JPMorgan Trust II
JPMorgan High Yield Fund
(All Share Classes)

Supplement dated September 16, 2014 to the
Prospectuses dated July 1, 2014

Effective November 1, 2014 (the "Effective Date"), the JPMorgan High Yield Fund's adviser, administrator and distributor (the "Service Providers") will contractually agree to waive additional fees and/or reimburse additional expenses on share classes of the Fund except Class A and Class B Shares pursuant to a new expense limitation agreement. On the Effective Date, the prospectuses will be revised to provide that the Service Providers will agree to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.55%, 0.80%, 1.30%, 0.75%, and 0.70% of the average daily net assets of Class C, Select Class, Class R2, Class R5 and Class R6 Shares, respectively. The new expense limitation agreement will become effective on the Effective Date and cannot be terminated prior to October 31, 2015 at which time the Service Providers will determine whether or not to renew or revise it. The table below shows the existing expense cap and the new expense cap that will take effect on the Effective Date.

Share Class	Current Expense Cap	New Expense Cap Effective November 1, 2014
Class C	1.60%	1.55%
Select Class	0.85%	0.80%
Class R2	1.35%	1.30%
Class R5	0.80%	0.75%
Class R6	0.75%	0.70%

The prospectuses for the Fund will be supplemented on or around Monday, November 3, 2014 to reflect the new expense limitation agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE